Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Estimated life	10 years
Impairment charge
Sales reserve returns
Franchise fee amount	118,277		$ 325,924
Advertising costs	3,010
Research and development expenses	$ 26,087	$ 20,083
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%
Commitments or contingencies
Description of segment reporting	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company. As a whole and hence, we have two business segments which comprised of products sales and franchise service. As our long-lived assets are substantially located in the PRC, no geographical segments are presented.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of business segments	2
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%